Fair Value Measurements -- Changes in Level 3 Assets (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Trading Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 4		$ 0	$ 0	$ 0	$ 7
Net gains (losses) included in: Other revenues	0		0			0
Net gains (losses) included in: Other comprehensive income (loss)	0		0			0
Purchases, sales, issues, settlements	1		1			(6)
Transfers into Level 3	0		4			1
Transfers out of Level 3	0		0			(2)
Balance at end of period	1		1		0	0
Trading Securities [Member] | Corporate Debt Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	4		0
Net gains (losses) included in: Other revenues	0		0
Net gains (losses) included in: Other comprehensive income (loss)	0		0
Purchases, sales, issues, settlements	0		0
Transfers into Level 3	0		4
Transfers out of Level 3	0		0
Balance at end of period	1		1		0
Trading Securities [Member] | Asset-backed Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0		0
Net gains (losses) included in: Other revenues	0		0
Net gains (losses) included in: Other comprehensive income (loss)	0		0
Purchases, sales, issues, settlements	1		1
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance at end of period	1		1		0
Available-for-sale Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	2		2	8	8	15
Net gains (losses) included in: Other revenues	0		0			0
Net gains (losses) included in: Other comprehensive income (loss)	1		0			0
Purchases, sales, issues, settlements	1		1			(9)
Transfers into Level 3	0		1			3
Transfers out of Level 3	0		0		(3)	(1)
Balance at end of period	4		4		2	8
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1		0	4	4	13
Net gains (losses) included in: Other revenues	0		0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0		0	0	0	0
Purchases, sales, issues, settlements	0		0	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	0
Transfers out of Level 3	0		0	0	0	0
Balance at end of period	1	$ 0	1	0	0	4
Available-for-sale Securities [Member] | Other Long-term Investments [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1	1	2	1	1	1
Net gains (losses) included in: Other revenues	0	0	0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	1	0	0	0	0	0
Purchases, sales, issues, settlements	0	0	0	0	1	0
Transfers into Level 3	0	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0	0
Balance at end of period	2	1	2	1	2	1
Available-for-sale Securities [Member] | Bonds [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1		0	7	7	14
Net gains (losses) included in: Other revenues	0		0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0		0	0	0	0
Purchases, sales, issues, settlements	1		1	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	3
Transfers out of Level 3	0		0	(3)	(3)	(1)
Balance at end of period	2	0	2	0	0	7
Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0		0
Net gains (losses) included in: Other revenues	0		0
Net gains (losses) included in: Other comprehensive income (loss)	0		0
Purchases, sales, issues, settlements	1		1
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance at end of period	1		1		0
Available-for-sale Securities [Member] | Preferred Stock [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period		0		0	0
Net gains (losses) included in: Other revenues		0		0
Net gains (losses) included in: Other comprehensive income (loss)		0		0
Purchases, sales, issues, settlements		10		10
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Balance at end of period		10		10		0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period			0	3	3	0
Net gains (losses) included in: Other revenues				0	0	0
Net gains (losses) included in: Other comprehensive income (loss)				0	0	0
Purchases, sales, issues, settlements				0	0	0
Transfers into Level 3				0	0	3
Transfers out of Level 3				(3)	(3)	0
Balance at end of period		0		0	0	3
Securities Investment [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	6	1	2	8	8	22
Net gains (losses) included in: Other revenues	0	0	0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	1	0	0	0	0	0
Purchases, sales, issues, settlements	2	10	2	6	(3)	(15)
Transfers into Level 3	0	0	5	0	0	4
Transfers out of Level 3	0	0	0	(3)	(3)	(3)
Balance at end of period	$ 9	11	$ 9	11	2	8
Collateralized Mortgage Backed Securities [Member] | Securities Investment [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period				8	$ 8
Transfers out of Level 3				(3)
Balance at end of period		$ 11		$ 11		$ 8